Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
WFOE	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pudu	March 30, 2017	PRC	100% owned by VIE	Event planning and execution
Pop Network	June 6, 2017	PRC	100% owned by VIE	Marketing
Zhongjing Pop	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Sikai	August 18, 2020	PRC	51% owned by VIE	Event planning and execution

Schedule of financial statement amounts and balances of the VIE and its subsidiaries
	As of June 30,
	2020	2021

Total assets	$21,514,514	$33,067,159
Total liabilities	$9,178,871	$14,874,342

Schedule of income and cash flows
	For the years ended June 30,
	2019	2020	2021

Total revenue	$19,031,766	$15,688,080	$24,871,302
Net income	$3,831,758	$2,944,550	$4,571,795

Net cash used in operating activities	$821,200	$(2,255,959)	$(3,310,074)
Net cash (used in) provided by investing activities	$(2,077,298)	$3,261	$-
Net cash provided by financing activities	$1,499,084	$1,777,271	$4,378,228